Debt - Dividend Restrictions and Interest Rates and Fees (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Debt Instrument [Line Items]
Maximum dividends payments				$ 1,030
Senior Facilities
Debt Instrument [Line Items]
Borrowing interest rate	9.25%	9.25%	8.25%